Related party transactions - Summary of Revenue and Purchase of Goods, Services And Other for Related Party (Details) - Related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 139,582	$ 128,980	$ 147,455
Purchases of goods, related party transactions	2,467,301	1,776,472	1,059,713
Volvo Cars
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	71,191	73,660	107,948
Purchases of goods, related party transactions	2,217,094	570,429	276,849
Volvofinans Bank AB
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	68,391	52,973	30,167
Purchases of goods, related party transactions	1,003	5,748	0
Geely
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	0	2,347	9,340
Purchases of goods, related party transactions	$ 249,204	$ 1,200,295	$ 782,864